Dividend per ordinary share	12 Months Ended
Dec. 31, 2018
Disclosure of Dividends [abstract]
Dividend per ordinary share
31 Dividend per ordinary share

Dividends to shareholders of the parent
	Per ordinary share	Total
	(in EUR)	(in EUR million)
Dividends on ordinary shares:
In respect of 2016
- Interim dividend, paid in cash in August 2016	0.24	931
- Final dividend, paid in cash in May 2017	0.42	1,629
Total dividend in respect of 2016	0.66	2,560
In respect of 2017
- Interim dividend, paid in cash in August 2017	0.24	933
- Final dividend, paid in cash in May 2018	0.43	1,670
Total dividend in respect of 2017	0.67	2,603
In respect of 2018
- Interim dividend, paid in cash in August 2018	0.24	934
- Final dividend declared	0.44	1,712
Total dividend in respect of 2018	0.68	2,646

ING Groep N.V. is required to withhold tax of 15% on dividends paid.